INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliates	$ 142,712	$ 129,322
Equity method investments	136,300	126,200
Other investments	6,400	$ 3,100
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	6,900
Related Party
Schedule of Equity Method Investments [Line Items]
Sale and Leaseback Transaction, Gain (Loss), Net	$ 4,100